Segment Information (Amortization of Deferred Policy Acquisition Costs and Present Value of Future Profits) (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	$ 1,988	$ 2,444	$ 1,692
Property & Casualty Commercial [Member]
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	927	917	905
Consumer Markets [Member]
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	332	337	371
Group Benefits [Member]
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	33	35	40
Mutual Funds [Member]
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	35	47	51
Talcott Resolution [Member]
Segment Reporting Information [Line Items]
Amortization of deferred policy acquisition costs and present value of future profits	$ 661	$ 1,108	$ 325